UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09473

        Nuveen Insured New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.7% (2.4% of Total Investments)
$ 2,390	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	$2,455,725
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	1,057,920
	5.750%, 6/01/33
840	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	872,382
	Series 2002, 5.375%, 5/15/33

4,230	Total Consumer Staples			4,386,027

	Education and Civic Organizations – 21.4% (13.8% of Total Investments)
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	4,292,840
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	1,306,701
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,061,490
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	249,288
	5.000%, 7/01/37 (WI/DD, Settling 7/11/07) – FGIC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	557,045
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AAA	3,762,850
	1998A, 6.000%, 7/01/18 – MBIA Insured
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	1,037,150
	Stadium Project, Series 2006, 5.000%, 1/01/36 – AMBAC Insured
4,150	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	4,300,936
	Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured (UB)
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	410,737
450	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	466,214
2,760	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	2,859,443
75	New York City Industrial Development Authority, New York, Revenue Bonds, Queens Stadium	1/17 at 100.00	AAA	83,183
	Project, Series 2006, Residuals 1510, 7.127%, 1/01/39 – AMBAC Insured (IF)
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art,	7/12 at 100.00	AAA	4,147,200
	Series 2001D, 5.125%, 7/01/31 – AMBAC Insured
330	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	358,928
	1875, 6.951%, 3/01/46 – FGIC Insured (IF)
330	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	343,850
	7/01/32 (WI/DD, Settling 7/12/07) – AMBAC Insured

23,760	Total Education and Civic Organizations			25,237,855

	Health Care – 22.6% (14.5% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	2,006,920
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	1,454,572
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
9,800	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	AAA	10,214,536
	Hospital Medical Center of Queens, Series 1999, 5.600%, 2/15/39 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,557,960
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	2,130,442
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	MBIA Insured
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	176,538
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	1,796,191
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
915	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	978,428
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	621,528
	Hospital, Series 2003B, 5.500%, 7/01/23
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,	2/12 at 100.00	AAA	730,579
	Series 2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,574,310
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,049,540
395	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group,	No Opt. Call	AAA	440,046
	Series 2007A, 5.250%, 7/01/34 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
725	6.000%, 11/01/22	11/12 at 100.00	Baa1	765,665
1,045	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,099,037

25,515	Total Health Care			26,596,292

	Housing/Multifamily – 3.7% (2.4% of Total Investments)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,768,600
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,405,016
180	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	171,878
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)

4,280	Total Housing/Multifamily			4,345,494

	Industrials – 1.1% (0.7% of Total Investments)
1,225	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	1,250,088
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 2.7% (1.7% of Total Investments)
525	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	553,292
	Westchester Project, Series 2006, 5.200%, 2/15/41
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,052,190
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,578,780

3,025	Total Long-Term Care			3,184,262

	Tax Obligation/General – 14.7% (9.5% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 – MBIA Insured	11/12 at 100.00	AAA	1,583,363
2,375	5.375%, 11/15/20 – MBIA Insured	11/12 at 100.00	AAA	2,523,818
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding	4/12 at 101.00	Aaa	1,318,269
	Bonds, Series 2002A, 5.375%, 4/01/17 – FSA Insured
60	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	50,550
	5.692%, 2/15/47 – MBIA Insured (IF)
2,005	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,899,738
	2/15/47 – MBIA Insured (UB)
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001H, 5.250%, 3/15/16 –	3/11 at 101.00	AAA	3,158,100
	FGIC Insured
3,250	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	3,379,903
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,700	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,780,665
1,100	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,151,480
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	556,232
	FSA Insured

16,745	Total Tax Obligation/General			17,402,118

	Tax Obligation/Limited – 38.8% (25.0% of Total Investments)
250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/08 at 101.00	AAA	255,950
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
220	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	227,203
	Services Facilities, Series 1999D, 5.250%, 2/15/29 – FSA Insured
300	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	309,675
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	3,161,430
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	167,650
	2005F, 5.000%, 3/15/21 – FSA Insured
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	430,040
	City School District, Series 2003, 5.750%, 5/01/20 – FSA Insured
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,396,714
	5.250%, 11/15/25 – FSA Insured
1,615	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	1,675,514
	5.000%, 11/15/31 – MBIA Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	4,114,000
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/13 at 100.00	AAA	1,043,450
	2003A, 5.000%, 11/15/18 – AMBAC Insured
1,060	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	1,091,938
	Stadium Project, Series 2006, 5.000%, 1/01/46 (WI/DD, Settling 7/02/07) – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	3,535,592
1,040	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,080,154
1,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	1,041,980
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	AAA	5,294,650
	Series 2002B, 5.250%, 5/01/16 – MBIA Insured
890	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	938,007
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	522,210
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
500	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	517,440
1,000	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	1,025,820
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	2,938,478
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	524,005
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	2,005,108
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	1,050,500
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	800,828
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AAA	9,634,408
	Series 1995, 5.700%, 4/01/20 – FSA Insured

43,000	Total Tax Obligation/Limited			45,782,744

	Transportation – 12.4% (8.0% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	2,092,060
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	AAA	4,115,360
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
865	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	908,016
140	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	144,732
350	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	362,964
	FSA Insured
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	87,850
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	528,565
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,042,380
345	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	358,531
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	8/08 at 101.00	AAA	4,082,520
	Twenty-Fourth Series 2001, 5.000%, 8/01/11 – FGIC Insured (Alternative Minimum Tax)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AAA	876,541
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured

14,065	Total Transportation			14,599,519

	U.S. Guaranteed – 18.3% (11.8% of Total Investments) (4)
160	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	185,034
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
4,750	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	5,015,953
	Facilities, Series 2002A, 5.000%, 5/15/27 (Pre-refunded 5/15/12) – FGIC Insured
2,715	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,857,700
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
110	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	116,712
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
850	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series	No Opt. Call	AAA	920,040
	1986A, 8.000%, 5/01/11 (ETM)
3,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AAA	3,154,620
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	5,240,750
	(Pre-refunded 7/01/10) – FSA Insured
2,575	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,711,449
	5.500%, 10/01/40
1,375	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,453,870
	(Pre-refunded 7/15/12)

20,535	Total U.S. Guaranteed			21,656,128

	Utilities – 12.5% (8.1% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	5,134,000
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,775,174
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	1,351,649
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,073
	5.000%, 12/01/35 – CIFG Insured
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	11/08 at 102.00	AAA	5,157,250
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
1,090	Westchester County Industrial Development Agency, Westchester County, New York, Resource	7/07 at 101.00	BBB	1,101,292
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

14,340	Total Utilities			14,777,438

	Water and Sewer – 3.3% (2.1% of Total Investments)
1,500	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005,	7/15 at 100.00	AAA	1,545,525
	5.000%, 7/15/28 – XLCA Insured
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,379,204
	6/01/28 – MBIA Insured

3,795	Total Water and Sewer			3,924,729

$ 174,515	Total Investments (cost $177,970,439) – 155.2%			183,142,694

	Floating Rate Obligations – (5.0)%			(5,935,000)

	Other Assets Less Liabilities – 1.5%			1,810,882

	Preferred Shares, at Liquidation Value – (51.7)%			(61,000,000)

	Net Assets Applicable to Common Shares – 100%			$118,018,576

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $171,962,467.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$5,865,084
Depreciation	(624,953)

Net unrealized appreciation (depreciation) of investments	$5,240,131

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.